Aggregate Minimum Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
2013	$ 4,873
2014	3,622
2015	2,043
2016	139
Operating leases, total	$ 10,677